Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Dividends [Line Items]
Dividends paid	€ (2,139)	€ (1,397)	€ (3,630)
Proceeds from share capital increase with minority interest	113	1,022	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(1,771)	(555)	(604)
Operations with other equity holders	(329)	(268)	(354)
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	1,750	750	1,750
Acquisition and payment of undated deeply subordinated securities (Note 17)	(1,750)	(750)	(1,750)
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(329)	(268)	(354)
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	(44)	0
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(1,701)	(959)	(617)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(189)	(268)	(198)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(157)	(161)	(165)
Payments to non-controlling interests of Telxius for the sale of the telecommunications tower divisions (see Note 17.h)
Dividends [Line Items]
Dividends paid	0	0	(2,603)
Payments to non-controlling interests of Telxius Telecom, S.A.
Dividends [Line Items]
Dividends paid	(76)	0	(42)
Others
Dividends [Line Items]
Dividends paid	(16)	(9)	(5)
Pontel Participaciones, S.L. Holding company
Dividends [Line Items]
Proceeds from share capital increase with minority interest	111	0	0
Pontel Participaciones, S.L. Holding company | Telxius Telecom, S.A.
Dividends [Line Items]
Percentage of voting equity interests acquired				40.00%
Telefonica Brasil, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(92)	(111)	(78)
Telefonica Deutschland Holding A.G.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(816)	(48)	(51)
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(223)	(365)	(478)
Telefónica Hispanoamérica, S.A.U. Sociedad holding
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	23	13	3
Others
Dividends [Line Items]
Proceeds from share capital increase with minority interest	2	1	0
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Dividends [Line Items]
Proceeds from share capital increase with minority interest	0	1,021	0
KKR Alameda Aggregator L.P.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(351)	0	0
KKR Alameda Aggregator L.P. | Telxius Telecom, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ (224)	0	0
Percentage of voting equity interests acquired	4000.00%
Pontegadea Inversiones, S.L.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ (88)	€ 0	€ 0